Jul. 13, 2021
07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 | Fidelity Simplicity RMD 2020 Fund
Fund Summary Fund:Fidelity Simplicity RMD 2020 Fund℠
Investment Objective
The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan. Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2020. Fidelity Management & Research Company LLC (the Adviser), may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. During the third quarter of 2021, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Designed for investors approaching required minimum distribution (RMD) age and above who turned age 70 in or within a few years of 2020 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Code and related regulations). The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Code. However, shareholders may invest in the fund and not participate in the plan. Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.
Principal Investment Risks
The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund. Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. If the Adviser's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's horizon date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.